Discontinued operations and assets included in disposal groups classified as held for sale and associated liabilities - Barclays Africa disposal group income statement (Narrative) (Details) - GBP (£)
£ in Millions
		5 Months Ended	12 Months Ended
		May 31, 2017	Dec. 31, 2018	Dec. 31, 2017 [2]	Dec. 31, 2016
Condensed Income Statements, Captions [Line Items]
Administration and general expenses	[1]		£ 4,224	£ 4,141	£ 1,975	[2]
Total loss in respect of the discontinued operation			(47)	£ (1,386)	2,137	[2]
Barclay's Africa Banking Group Limited (BAGL) [member]
Condensed Income Statements, Captions [Line Items]
Administration and general expenses	[3]	£ 1,634	0		1,224
Total loss in respect of the discontinued operation		(2,195)
Other comprehensive income that may be recycled to profit or loss		(1,375)
Barclay's Africa Banking Group Limited (BAGL) [member] | Impairment charge [member]
Condensed Income Statements, Captions [Line Items]
Administration and general expenses		£ 1,090	£ 0		£ 0

[1]

The presentation of administration and general expenses has been amended to include litigation and conduct as a separate line item. The prior year comparatives within administration and general expense s categories have been adjusted accordingly.

[2]

Following the sale of the UK banking business on 1 April 2018 by the Group, the continuing operations for 2016 and 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 3 on pages 00 to 00.

[3]	Includes impairment of £nil ( 2017: £1,090m; 2016: £nil)